Land Use Rights (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Land Use Rights [Abstract]
Land Use Rights
	June 30,	December 31,
	2012	2011
	(Unaudited)

Land use rights	$12,267,235	$12,182,100
Less: Accumulated amortization	(1,346,759)	(1,113,338)

	$10,920,476	$11,068,762

As of December 31,
2011	2010
Land use rights	$12,182,100	$11,740,943
Less: Accumulated amortization	(1,113,338)	(641,068)

	$11,068,762	$11,099,875